Operating segment and geographic data - Schedule of Segment revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 32,235	$ 29,446	$ 28,945
Operating
Segment Reporting Information [Line Items]
Revenue	32,235	29,446	28,945
Intersegment Revenues [Member]
Segment Reporting Information [Line Items]
Revenue	0	0	0
Products | Operating
Segment Reporting Information [Line Items]
Revenue	27,010	24,471	23,745
Services and other | Operating
Segment Reporting Information [Line Items]
Revenue	5,225	4,975	5,200
Europe | Operating
Segment Reporting Information [Line Items]
Revenue	11,568	10,285	10,529
The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	11,090	9,573	8,686
Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	9,577	9,588	9,730
United States | Operating
Segment Reporting Information [Line Items]
Revenue	8,248	7,023	6,397
China | Operating
Segment Reporting Information [Line Items]
Revenue	4,468	4,696	4,932
Electrification
Segment Reporting Information [Line Items]
Revenue	14,584	13,619	12,894
Electrification | Operating
Segment Reporting Information [Line Items]
Revenue	14,372	13,392	12,657
Electrification | Intersegment Revenues [Member]
Segment Reporting Information [Line Items]
Revenue	212	227	237
Electrification | Products | Operating
Segment Reporting Information [Line Items]
Revenue	13,437	12,535	11,773
Electrification | Services and other | Operating
Segment Reporting Information [Line Items]
Revenue	935	857	884
Electrification | Europe | Operating
Segment Reporting Information [Line Items]
Revenue	4,547	4,199	4,371
Electrification | The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	5,926	5,140	4,379
Electrification | Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	3,899	4,053	3,907
Electrification | United States | Operating
Segment Reporting Information [Line Items]
Revenue	4,456	3,769	3,234
Electrification | China | Operating
Segment Reporting Information [Line Items]
Revenue	1,775	1,948	2,055
Motion
Segment Reporting Information [Line Items]
Revenue	7,814	6,745	6,925
Motion | Operating
Segment Reporting Information [Line Items]
Revenue	7,293	6,280	6,472
Motion | Intersegment Revenues [Member]
Segment Reporting Information [Line Items]
Revenue	521	465	453
Motion | Products | Operating
Segment Reporting Information [Line Items]
Revenue	6,219	5,380	5,555
Motion | Services and other | Operating
Segment Reporting Information [Line Items]
Revenue	1,074	900	917
Motion | Europe | Operating
Segment Reporting Information [Line Items]
Revenue	2,455	2,031	2,015
Motion | The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	2,562	2,148	2,346
Motion | Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	2,276	2,101	2,111
Motion | United States | Operating
Segment Reporting Information [Line Items]
Revenue	2,123	1,787	1,952
Motion | China | Operating
Segment Reporting Information [Line Items]
Revenue	1,148	1,147	1,156
Process Automation
Segment Reporting Information [Line Items]
Revenue	6,270	6,044	6,259
Process Automation | Operating
Segment Reporting Information [Line Items]
Revenue	6,244	6,013	6,214
Process Automation | Intersegment Revenues [Member]
Segment Reporting Information [Line Items]
Revenue	26	31	45
Process Automation | Products | Operating
Segment Reporting Information [Line Items]
Revenue	3,661	3,311	3,298
Process Automation | Services and other | Operating
Segment Reporting Information [Line Items]
Revenue	2,583	2,702	2,916
Process Automation | Europe | Operating
Segment Reporting Information [Line Items]
Revenue	2,294	2,248	2,416
Process Automation | The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	1,738	1,566	1,431
Process Automation | Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	2,212	2,199	2,367
Process Automation | United States | Operating
Segment Reporting Information [Line Items]
Revenue	1,076	943	833
Process Automation | China | Operating
Segment Reporting Information [Line Items]
Revenue	707	666	740
Robotics & Discrete Automation
Segment Reporting Information [Line Items]
Revenue	3,640	3,181	3,297
Robotics & Discrete Automation | Operating
Segment Reporting Information [Line Items]
Revenue	3,624	3,173	3,287
Robotics & Discrete Automation | Intersegment Revenues [Member]
Segment Reporting Information [Line Items]
Revenue	16	8	10
Robotics & Discrete Automation | Products | Operating
Segment Reporting Information [Line Items]
Revenue	3,063	2,695	2,804
Robotics & Discrete Automation | Services and other | Operating
Segment Reporting Information [Line Items]
Revenue	561	478	483
Robotics & Discrete Automation | Europe | Operating
Segment Reporting Information [Line Items]
Revenue	1,932	1,494	1,578
Robotics & Discrete Automation | The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	573	524	439
Robotics & Discrete Automation | Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	1,119	1,155	1,270
Robotics & Discrete Automation | United States | Operating
Segment Reporting Information [Line Items]
Revenue	358	373	308
Robotics & Discrete Automation | China | Operating
Segment Reporting Information [Line Items]
Revenue	804	897	949
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenue	(73)	(143)	(430)
Corporate and Other [Member] | Operating
Segment Reporting Information [Line Items]
Revenue	702	588	315
Corporate and Other [Member] | Intersegment Revenues [Member]
Segment Reporting Information [Line Items]
Revenue	(775)	(731)	(745)
Corporate and Other [Member] | Products | Operating
Segment Reporting Information [Line Items]
Revenue	630	550	315
Corporate and Other [Member] | Services and other | Operating
Segment Reporting Information [Line Items]
Revenue	72	38	0
Corporate and Other [Member] | Intersegment Revenues
Segment Reporting Information [Line Items]
Revenue	67	65	33
Corporate and Other [Member] | Europe | Operating
Segment Reporting Information [Line Items]
Revenue	340	313	149
Corporate and Other [Member] | The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	291	195	91
Corporate and Other [Member] | Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	71	80	75
Corporate and Other [Member] | United States | Operating
Segment Reporting Information [Line Items]
Revenue	235	151	70
Corporate and Other [Member] | China | Operating
Segment Reporting Information [Line Items]
Revenue	$ 34	$ 38	$ 32
Revenue | Excludes Switzerland | Geographic Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk (as a percent)	98.00%	98.00%	98.00%